DIVIDENDS	12 Months Ended
Dec. 31, 2023
Disclosure Of Dividends [Abstract]
DIVIDENDS	DIVIDENDS

(in thousands of U.S. dollars, except per share amounts)
Date of declaration	Record date	Payment date	Common shares issued	Dividend amount per share	Total dividend amount	Dividend reinvestment plan ("DRIP")

February 28, 2023	March 31, 2023	April 17, 2023	272,598,588	$0.058	$15,811	$1,131
May 9, 2023	June 30, 2023	July 17, 2023	272,803,985	0.058	15,823	1,142
August 8, 2023	September 30, 2023	October 16, 2023	272,993,974	0.058	15,834	1,125
November 7, 2023	December 31, 2023	January 15, 2024	273,385,554	0.058	15,856	1,280
					$63,324	$4,678

March 1, 2022	March 31, 2022	April 18, 2022	273,584,673	$0.058	$15,868	$984
May 10, 2022	June 30, 2022	July 15, 2022	273,653,385	0.058	15,872	967
August 9, 2022	September 30, 2022	October 17, 2022	273,760,820	0.058	15,878	472
November 8, 2022	December 31, 2022	January 15, 2023	273,464,780	0.058	15,861	1,042
					$63,479	$3,465

The Company has a Dividend Reinvestment Plan (“DRIP”) under which eligible shareholders may elect to have their cash dividends automatically reinvested into additional common shares. These additional shares are issued from treasury (or purchased in the open market) at a discount, in the case of treasury issuances, of up to 5% of the Average Market Price, as defined under the DRIP, of the common shares as of the dividend payment date. If common shares are purchased in the open market, they are priced at the average weighted cost to the Company of the shares purchased.

Brokerage, commissions and service fees are not charged to shareholders for purchases or withdrawals of the Company’s shares under the DRIP, and all DRIP administrative costs are assumed by the Company.

For the year ended December 31, 2023, 554,906 common shares were issued under the DRIP (2022 - 323,048) for a total amount of $4,440 (2022 - $3,995).

As part of the Go-Private Transaction, Tricon intends that during the pendency of the Go-Private Transaction its regular quarterly dividend will not be declared and it has agreed that the DRIP will be suspended. Tricon intends to continue paying quarterly distributions on the Preferred Units in accordance with the terms of the Transaction Documents. If the Arrangement Agreement is terminated, the Company intends to resume declaring and paying regular quarterly dividends on the common shares and to reinstate its DRIP (Note 40).